FINANCIAL INSTRUMENTS AND DERIVATIVES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commodity
Derivatives, Fair Value
Gross Derivative Assets	$ 4,700	$ 4,882	$ 6,924
Gross Derivative Liabilities	(2,429)	(7,477)	(11,912)
Financial
Derivatives, Fair Value
Gross Derivative Assets	53	264	0
Gross Derivative Liabilities	(55,948)	(43,548)	0
Derivative assets - current | Commodity
Derivatives, Fair Value
Gross Derivative Assets	3,152	4,882	5,732
Derivative assets - current | Financial
Derivatives, Fair Value
Gross Derivative Assets	53	264	0
Derivatives and other long term assets | Commodity
Derivatives, Fair Value
Gross Derivative Assets	1,548	0	1,192
Derivative and other current liabilities | Commodity
Derivatives, Fair Value
Gross Derivative Liabilities	(2,254)	(3,501)	(5,800)
Derivative liabilities - long term | Commodity
Derivatives, Fair Value
Gross Derivative Liabilities	(175)	(3,976)	(6,112)
Derivative liabilities - long term | Financial
Derivatives, Fair Value
Gross Derivative Liabilities	$ (55,948)	$ (43,548)	$ 0